Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Net loss available to owners of the Company for basic and diluted net loss per share of ordinary stock	$ (11,927,536)	$ (6,810,454)	$ (13,049,031)
Weighted average number of ordinary shares outstanding Basic and Diluted	72,919,624	1	1
Net loss per ordinary share attributable to owners of the Company - basic and diluted	$ (0.16)	$ (6,810,454)	$ (13,049,031)